UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-08902

Exact Name of Registrant as specified in charter:
1838 Investment Advisors Funds

Address of principal executive offices: 2701 Renaissance Blvd., 4th Fl., King of Prussia, PA 19406

Name and address of agent for service: Daniel N. Mullen, 2701 Renaissance Blvd. 4th Fl., King of Prussia, PA 19406

Copies to: Thomas E. Stabile, 113 King Street, Armonk, NY 10504

Registrant's telephone number, including area code: (484) 322-4300

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 - April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                                      1838
                            INVESTMENT ADVISORS FUNDS
                            -------------------------



                            INTERNATIONAL EQUITY FUND

                                FIXED INCOME FUND



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005

1838 INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

FELLOW SHAREHOLDER:

The international equity markets showed strong performances over the past six months, with the MSCI EAFE Index indicating net total return of 8.71%. During this period, the net asset value per share for the 1838 International Equity Fund ("the Fund") increased by 9.47% outperforming its benchmark by 0.76%.

REGIONAL DEVELOPMENTS:

In spite of recent disappointing economic news, particularly from Europe, most of the world's stock markets posted impressive gains over the last six months. MSCI's Non-Japan Asia and Europe regions advanced 12.67% and 9.78%, respectively. Performance in our Emerging Market holdings were slightly positive in spite of the decline in Indonesian wireless provider IndoSat on news that the Indonesian government issued a permit for a fifth wireless license. While any competitive threat will not show itself for some time, the market regarded it unfavorably nonetheless. Fortunately our holdings of Teva Pharmaceuticals in Israel and ICICI Bank in India more than offset IndoSat's decline. On the positive side, the Non-Japan Asia/Pacific holdings had a good six months. Hong Kong-based women's sportswear company Esprit continues to execute well. Europe was also positive from bank holdings in Ireland's growing economy and from our holding in Spanish construction company Grupo Ferrovial. The company has been delivering positive results.

SECTOR DEVELOPMENTS:

With the exception of Information Technology, Consumer Discretionary and Telecommunications over the last six months, all of the MSCI sectors had double to near-double digit gains with Consumer Staples and Utilities leading the pack with gains of 12.61% and 11.89%, respectively. On a relative basis, the fund's holdings in the Financial Services lagged somewhat from lack of exposure to the large Swiss banks. Telecommunications also lagged from IndoSat. Consumer Discretionary had a good six months from Esprit and also German auto component manufacturer Continental - two of our best performing stocks for the period. Consumer Staples also registered good performance from Reckitt Benckiser, a leading household products maker that has both defensive and growth characteristics.

1838 INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


OUTLOOK:

During the last months of 2004, the world's stock markets showed impressive performance. However, in the first four months of 2005 the EAFE Index has traded flat, partially due to disappointing economic news flow from Europe - the European Central Bank has not cut interest rates since June of 2003, French unemployment is at a five-year high, and German unemployment is at a post-WWII high. However, Japan brought some good news to the table at the end of 2004 as its stock market posted its first back-to-back annual gain since 1995 on the back of improved economic growth. The Japanese economy has expanded for four consecutive years, its longest streak since 1997 and unemployment is at its lowest in six years. Also, it appears that oil prices peaked in March and China's economy is slowing, thereby relieving commodity price pressures. This mixed bag of economic news still points to the possibility that any growth in the coming year or so could be somewhat muted. We anticipate this to favor larger companies that can deliver consistent, albeit perhaps more subdued, earnings growth in the near future.

                                Sincerely,

                                /S/Signature

                                Hans van den Berg
                                President & Portfolio Manager

May 17, 2005


1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                 APRIL 30, 2005
------------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
                                                          INDUSTRY                        SHARES      (NOTE 2)
                                                          ---------                      --------    -----------
COMMON STOCK -- 97.50%

AUSTRIA -- 1.97%
   Erste Bank Der Oester Spark                Banks...............................         9,300   $      450,101
                                                                                                   --------------

AUSTRALIA -- 1.94%
   BHP Billiton Ltd.                          Metal & Mining......................        35,300          442,098
                                                                                                   --------------

CANADA -- 1.66%
   Encana Corporation                         Oil & Gas...........................         5,900          378,649
                                                                                                   --------------

FINLAND -- 1.78%
   Fortum OYJ                                 Electric-Intergrated................        19,500          296,294
   Neste Oil OYJ*                             Oil & Gas...........................         4,875          109,254
                                                                                                   --------------
                                                                                                          405,548
                                                                                                   --------------
FRANCE -- 8.20%
   AXA, Inc.                                  Insurance...........................        16,100          394,695
   BNP Paribas                                Banks...............................         4,500          295,693
   Essilor International                      Health Care Equipment & Supplies....         5,800          413,687
   LVMH Moet-Hennessy L. Vuitton SA           Consumer Durables & Apparel.........         3,960          278,614
   Total SA (B Shares)                        Oil & Gas...........................         2,200          489,918
                                                                                                   --------------
                                                                                                        1,872,607
                                                                                                   --------------
GERMANY -- 11.14%
   Continental AG                             Automobiles & Components............         6,700          493,881
   Deutsche Bank AG                           Banks...............................         3,400          278,059
   E. ON AG                                   Utility.............................         5,400          454,868
   Puma AG                                    Consumer Durables & Apparel.........         1,550          357,775
   SAP AG                                     Software............................         1,730          271,129
   Siemens AG                                 Industrial Conglomerate.............         4,560          334,250
   Celesio AG                                 Pharmaceuticals.....................         4,450          354,911
                                                                                                   --------------
                                                                                                        2,544,873
                                                                                                   --------------
GREECE -- 2.77%
   National Bank of Greece-Cstock             Banks...............................         8,200          276,079
   Coca-Cola Hellenic Bottling SA             Beverages...........................        13,100          355,480
                                                                                                   --------------
                                                                                                          631,559
                                                                                                   --------------


                       See notes to financial statements.


1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                    APRIL 30, 2005
------------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
                                                          INDUSTRY                        SHARES      (NOTE 2)
                                                          ---------                      --------    -----------
HONG KONG -- 5.09%
   CNOOC Ltd.                                 Oil & Gas...........................       806,800   $      437,252
   Esprit Holdings Ltd.                       Retailing...........................        56,494          420,310
   China Resources Power Holdings             Electric-Generation.................       548,000          304,023
                                                                                                   --------------
                                                                                                        1,161,585
                                                                                                   --------------
INDIA -- 1.61%
   ICICI Bank Ltd. - Sponsored ADR            Banks...............................        20,390          368,651
                                                                                                   --------------

IRELAND -- 4.90%
   Allied Irish Bank PLC.                     Banks...............................        17,770          361,768
   Anglo Irish Bank Corp.                     Banks...............................        39,900          471,309
   CRH PLC                                    Construction Materials..............        11,520          286,728
                                                                                                   --------------
                                                                                                        1,119,805
                                                                                                   --------------
INDONESIA -- 0.91%
   PT Indonesian Satellite - ADR              Telecommunication Services..........         9,200          207,276
                                                                                                   --------------

ISRAEL -- 1.35%
   TEVA Pharmaceutical Ind. - ADR             Pharmaceuticals.....................         9,900          309,276
                                                                                                   --------------

JAPAN -- 17.63%
   Canon Inc.                                 Office Electronics..................         6,400          334,290
   Casio Computer CO Ltd                      Electronic Equipment & Instruments..        20,400          279,415
   Daiwa Securities Group                     Diversified Financial Services......        39,000          247,200
   Hoya Corp.                                 Health Care Equipment & Services....         3,000          313,683
   JSR Corp.                                  Rubber & Vinyl......................        13,700          276,834
   Kobe Steel Ltd.                            Steel Producers.....................       185,000          335,033
   Kubota Corporation                         Machinery   ........................        65,000          335,795
   Sharp Corp.                                Electric Products...................        20,000          312,253
   SMC Corp.                                  Machinery   ........................         2,700          284,373
   Sumitomo Realty & Dev. Co., Ltd.           Real Estate.........................        25,000          284,992
   Terumo Corp.                               Hospital Supplies...................        11,100          330,096
   Toray Industries Inc.                      Industrial Materials................        70,000          312,253
   Toyota Motor Corp.                         Automobiles & Components............        10,400          380,651
                                                                                                   --------------
                                                                                                        4,026,868
                                                                                                   --------------
MEXICO -- 3.15%
   America Movil SA (L Shares) - ADR          Wireless Telecommunication Services.         8,600          426,990
   Wal-Mart De Mexico - Sponsored ADR         Retail-Hypermarkets.................         8,100          292,815
                                                                                                   --------------
                                                                                                          719,805
                                                                                                   --------------

                       See notes to financial statements.


1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                     APRIL 30, 2005
------------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
                                                          INDUSTRY                        SHARES      (NOTE 2)
                                                          ---------                      --------    -----------
NETHERLANDS -- 4.79%
   ING Groep NV                               Diversified Financial Services......        14,800   $      403,140
   Koninklijke Numico NV                      Food Products.......................         9,100          375,926
   Reed Elsevier NV                           Media...............................        22,000          316,103
                                                                                                   --------------
                                                                                                        1,095,169
                                                                                                   --------------
NORWAY -- 1.38%
   Telenor ASA                                Telecommunication Services..........        37,700          314,486
                                                                                                   --------------

SINGAPORE -- 3.04%
   DBS Group Holdings Ltd.                    Banks...............................        32,255          282,194
   Keppel Corp. Ltd.                          Construction &Engineering...........        62,900          411,765
                                                                                                   --------------
                                                                                                          693,959
                                                                                                   --------------
SPAIN -- 2.79%
   Banco Popular Espanol SA                   Banks...............................         4,750          296,177
   Grupo Ferrovial SA                         Construction & Engineering..........         6,000          341,200
                                                                                                   --------------
                                                                                                          637,377
                                                                                                   --------------
SWEDEN -- 2.84%
   Ericsson (LM) Tel - Sponsored ADR          Telecommunications Equipment........        10,300          303,335
   Getinge AB (B Shares)                      Health Care Equipment & Services....        24,200          346,452
                                                                                                   --------------
                                                                                                          649,787
                                                                                                   --------------

SWITZERLAND -- 4.27%
   Nestle SA - Sponsored ADR                  Food Products.......................         4,600          301,300
   Novartis AG - Registered Shares            Pharmaceuticals.....................         8,040          391,042
   SGS SA                                     Commercial Services.................           420          284,010
                                                                                                   --------------
                                                                                                          976,352
                                                                                                   --------------
UNITED KINGDOM -- 14.29%
   Barclays PLC                               Banks...............................        32,400          332,298
   BP PLC                                     Oil & Gas...........................        59,900          611,481
   Capita Group PLC                           Commercial Services & Supplies......        38,400          276,124
   HSBC Holdings PLC                          Banks...............................        19,600          312,760
   Reckitt Benckiser PLC                      Household Products..................        10,700          345,979
   Royal Bank of Scotland Group PLC           Banks...............................        11,593          348,727
   Sabmiller PLC                              Brewery.............................        21,950          324,268


                       See notes to financial statements.


1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                     APRIL 30, 2005
------------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
                                                          INDUSTRY                        SHARES      (NOTE 2)
                                                          ---------                      --------    -----------
UNITED KINGDOM -- (CONTINUED)
   Tesco PLC                                  Food & Drug Retailing...............        58,032   $      340,540
   Vodafone Airtouch PLC                      Wireless Telecommunication
                                                Services. ........................       142,721          371,392
                                                                                                   --------------
                                                                                                        3,263,569
                                                                                                   --------------


   TOTAL COMMON STOCK (Cost $16,703,805)      ....................................                     22,269,400
                                                                                                   --------------

SHORT-TERM INVESTMENT -- 2.01  %
   Evergreen Institutional Money Market Fund - I Shares (Cost $460,367)...........       460,367          460,367
                                                                                                   --------------
TOTAL INVESTMENTS (Cost $17,164,172) -- 99.51%....................................                 $   22,729,767

OTHER ASSETS AND LIABILITIES, NET-- 0.49%     ....................................                        111,070
                                                                                                   --------------

NET ASSETS -- 100.00%..............................................................                $   22,840,837
                                                                                                   ==============

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Investments
   Consumer Discretionary -- 12.37%     Information Technology -- 6.62%
   Consumer Staples -- 11.03%           Materials -- 7.27%
   Energy -- 8.92%                      Other -- 2.02%
   Financials -- 25.59%                 Telecommunication Services -- 5.81%
   Health Care -- 6.18%                 Utilities -- 4.64%
   Industrials -- 9.55%

* Non-income producing security
ADR -- American Depositary Receipt


                       See notes to financial statements.

1838 FIXED INCOME FUND
--------------------------------------------------------------------------------

TO THE SHAREHOLDER:

Fixed income investors might look back to the first five years of the new millennium as somewhat of a golden age for the US bond market. The five year annualized return for the Lehman Aggregate Index through 2004 is 7.71%. Impressively, the index achieved this number with positive absolute returns in each of those five years. But momentum was slowing towards the end of 2004 and it appears to have reversed course in 2005.

The trouble for the US bond market began with yet another 0.25% increase in the Fed Funds lending rate in February, 2005. The difference between this rate increase from the previous five rate increases during 2004 was the new hawkish tone from Chairman Greenspan concerning the rate of inflation. Year over year increases in consumer prices were a moderate 3.0% for January and February, but producer prices were a more than moderate 4.2% and 4.7% for those same months. Eventually, these inflationary producer costs will be passed to the consumer. The FOMC fortified the February hike and their hawkish jargon with another rate increase in March, which brings the FOMC rate to 2.75% as of April 29, 2005.

The result in the bond market was a rapid sell off in treasury rates. Ten-year notes traded from 4.13% to 4.48% from the end of January to the end of March. Mortgage-backed securities took the brunt of the rapid sell off in February. This sector experienced its first month of underperformance since April 2004. Corporate credit had experienced positive performance right up until the last few weeks in March. But then General Motors Corporation roiled the markets by revising earnings, production guidance and operating cash flow downwards. Operating cash flow targets were reduced from positive $2 billion to negative $2 billion for 2005. This is a big number. AIG Insurance Company added to the malaise with their own earnings revisions, announcements of investigation by the attorney general's office and ratings agency downgrades. In sum, all fixed income sectors experienced negative absolute returns through the first quarter and corporate credit experienced negative duration adjusted returns, according to Lehman Brothers.


               TABLE 1. TREASURY RATES.
               TSY MATURITY                        10/31/2003     4/30/2004   10/29/2004    4/29/2005
               ----------                           --------      --------    ----------    ---------
                2 Year                                 1.82          2.32        2.55          3.65
                3 Year                                 2.24          2.77        2.76          3.71
                5 Year                                 3.24          3.62        3.28          3.90
               10 Year                                 4.29          4.51        4.02          4.20
               30 Year                                 5.13          5.28        4.79          4.51

The Fund's exposure, based on long-term market value, compared to the Index at April 29, 2005 was as follows:


                                             1838 FIXED       LEHMAN AGGREGATE
                                             INCOME FUND         BOND INDEX
                                             -----------        -------------
                Corporate Bonds                  37%                 24%
                Mortgage-Backed                  35%                 35%
                Asset-Backed                     11%                  5%
                Agencies                          8%                 11%
                Treasuries                        9%                 25%

1838 FIXED INCOME FUND
--------------------------------------------------------------------------------


OUTLOOK

From the volumes of statistics, data and indicators that can be used to interpret the fixed income markets, two existing fixed income relationships may serve as a guidepost of things to come. First as of March 31, 2005, the relationship between the Fed Funds futures contract and the current Fed Funds rate is pricing in a 4.0% lending rate by the end of 2005. This efficiently priced market therefore predicts another 1.25% of rate increases. So with the Federal Reserve still very much in play, we would predict that two-year treasury yields (most sensitive to Fed Funds) should be poised to go higher. To the extent that inflation continues to creep into the economy, or if the compensation received for the shorter maturity two-year outweighs what investors can earn on ten-year or thirty-year securities, we would expect longer maturity treasury yields to rise as well.

The other significant data guidepost is the relationship between corporate credit spreads today versus their historical averages. Credit spreads, or the compensation received for taking corporate risk, remain at very low levels. We recently compared the credit spread (from Lehman Brothers) for A-rated corporate securities to their historical averages. As of March 28th that spread was 0.59%. Data calculated from October, 2001 and August, 1988 resulted in a historical mean of 1.15% and 1.20%. These results are also consistent with other ratings strata and industry sectors. So it appears that the path of least resistance is towards higher credit spreads, which would translate into further underperformance in the corporate credit sector. GM and AIG seem to be the catalyst for this inevitable revaluation.

Although it appears that doom and gloom is on the horizon, opportunities will surface to invest at higher treasury rates and wider credit spreads. In addition to many other positives, US GDP growth remains moderate and unemployment appears to be declining. But like spring in the northeast, we will not count on those sunny 80-degree days until they actually get here.


                                Sincerely,

                                /S/Signature

                                Clifford D. Corso
                                Vice President & Portfolio Manager


June 19, 2005


1838 FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                APRIL 30, 2005
------------------------------------------------------------------------------------------------------------------

                                                                        MOODY'S/S&P     PRINCIPAL         VALUE
                                                                          RATING         AMOUNT         (NOTE 2)
                                                                       ------------     --------       -----------
CORPORATE BONDS -- 36.21%

   FINANCIAL -- 13.04%
      Capital One Financial Corp, 8.75%, 02/01/07....................    Baa3/BBB-   $   185,000   $      198,263
      Chubb Corp., 3.95%, 04/01/08...................................      A2/A          300,000          296,335
      Credit Suisse FB USA Inc., 3.875%, 01/15/09....................     Aa3/A+         365,000          357,970
      Ford Motor Credit Co., 7.00%, 10/01/13.........................    Baa2/BB+        185,000          166,495
      GE Global Insurance Holding, 7.00%, 02/15/26...................    Baa1/BBB+       180,000          192,855
      General Motors Acceptance Corp., 4.375%, 12/10/07..............     Baa2/BB        350,000          322,654
      Goldman Sachs Group Inc., 6.125%, 02/15/33.....................     Aa3/A+         180,000          190,325
      Washington Mutual Inc., 4.375%, 01/15/08.......................      A3/A-         370,000          370,094
                                                                                                   --------------
                                                                                                        2,094,991
                                                                                                   --------------

   INDUSTRIAL & MISCELLANEOUS -- 16.01%
      BAE Systems 2001 Asset Trust, 6.664%, 09/15/13, 144A*..........     Aaa/AAA        234,147          255,545
      Centex Corp., 4.75%, 01/15/08..................................    Baa2/BBB        280,000          280,533
      Ford Motor Co., 7.45%, 07/16/31................................    Baa3/BB+         85,000           69,848
      International Paper Co., 5.85%, 10/30/12.......................    Baa2/BBB        345,000          357,122
      Reed Elsevier Capital, 6.125%, 08/01/06........................      A3/A-         335,000          341,951
      SAB Miller PLC, 6.625%, 08/15/33, 144A.........................    Baa1/BBB+       175,000          196,251
      Tyco International Group, 6.125%, 01/15/09.....................    Baa3/BBB        340,000          359,223
      United Mexican States, 4.625%, 10/08/08........................    Baa1/BBB        380,000          377,340
      Weyerhaeuser Co., 6.00%, 08/01/06..............................    Baa2/BBB        325,000          333,463
                                                                                                   --------------
                                                                                                        2,571,276
                                                                                                   --------------

   TELECOMMUNICATIONS & MULTIMEDIA -- 7.16%
      AT&T Wireless Services Inc., 7.50%, 05/01/07...................     Baa2/A         190,000          201,680
      AOL Time Warner, 6.125%, 04/15/06..............................    Baa1/BBB+       180,000          183,671
      AOL Time Warner, 7.625%, 04/15/31..............................    Baa1/BBB+       160,000          194,976
      British Telecom PLC, 8.125%, 12/15/10..........................     Baa1/A-        175,000          205,305
      Comcast Corp., 7.05%, 03/15/33.................................    Baa2/BBB         35,000           40,903
      France Telecom, 8.00%, 03/01/11................................     Baa1/A-        280,000          322,684
                                                                                                   --------------
                                                                                                        1,149,219
                                                                                                   --------------
        TOTAL CORPORATE BONDS (COST $5,815,210)..................................................       5,815,486
                                                                                                   --------------



                       See notes to financial statements.


1838 FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                     APRIL 30, 2005
------------------------------------------------------------------------------------------------------------------

                                                                        MOODY'S/S&P     PRINCIPAL         VALUE
                                                                          RATING         AMOUNT         (NOTE 2)
                                                                       ------------     --------        ---------
ASSET BACKED SECURITIES -- 11.32%
      Bear Stearns Commercial Mortgage Sec., Ser. 1999-WF2, Cl. A2,
        7.08%, 07/15/31..............................................     Aaa/AAA    $   285,000   $      311,108
      Carmax Auto Owner Trust, Ser. 2004-1, Cl. A3,
        2.66%, 05/15/08..............................................     Aaa/AAA        425,000          420,136
      Drivetime Auto Owner Trust, Ser. 2004-A,  Cl. A3,
        2.419%, 08/15/08, 144A.......................................     Aaa/AAA        410,000          403,209
      Franklin Auto Trust, Ser. 2003-1, Cl. A4,
        2.27%, 05/20/11..............................................     Aaa/AAA        380,000          372,245
      Long Beach Auto Receivables Trust, Ser. 2003-A, Cl. A3,
        2.021%, 07/15/07.............................................     Aaa/AAA        158,913          158,379
      TF Auto Receivables Owner Trust, Ser. 2002-1, Cl. A3,
        3.00%, 05/12/09, 144A........................................     Aaa/AAA        154,003          153,522
                                                                                                   --------------
        TOTAL ASSET BACKED SECURITIES (COST $1,807,528)                                                 1,818,599
                                                                                                   --------------
MORTGAGE BACKED SECURITIES -- 34.85%
      FGCI, Pool # E92496, 5.50%, 11/01/17...........................     Aaa/AAA         14,267           14,624
      FGCI Pool # E01602, 4.5%, 03/01/19.............................     Aaa/AAA        146,320          144,988
      FGCI, Pool # B13342, 5.50%, 04/01/19...........................     Aaa/AAA        158,820          162,749
      FGCI, Pool # B13580, 5.00%, 04/01/19...........................     Aaa/AAA        178,368          179,854
      FGLMC, Pool # C72047, 7.00%, 09/01/32..........................     Aaa/AAA          4,240            4,478
      FGLMC, Pool # A00930, 10.00%, 05/01/20.........................     Aaa/AAA          5,039            5,674
      FGLMC, Pool # A22212, 5.50%, 05/01/34..........................     Aaa/AAA        302,313          305,863
      FGLMC, Pool # C80342, 6.50%, 09/01/25..........................     Aaa/AAA         23,987           25,032
      FGLMC, Pool # D85515, 6.50%, 01/01/28..........................     Aaa/AAA        165,993          173,076
      FGLMC, Pool # C16503, 6.50%, 10/01/28..........................     Aaa/AAA          1,891            1,971
      FGLMC, Pool # A14640, 5.00%, 10/01/33..........................     Aaa/AAA        614,781          610,457
      FGLMC Pool # C01361, 6.00%, 05/01/32...........................     Aaa/AAA        170,675          175,369
      FGLMC Pool # C00967, 8.50%, 02/01/30...........................     Aaa/AAA         77,501           84,600
      FNCI, Pool # 303728, 6.00%, 01/01/11...........................     Aaa/AAA        147,515          152,944
      FNCI, Pool # 535003, 7.00%, 11/01/14...........................     Aaa/AAA         82,000           86,369
      FNCI, Pool # 357279, 6.00%, 05/01/17...........................     Aaa/AAA        245,652          254,696
      FNCI, Pool # 701353, 5.50%, 04/01/18...........................     Aaa/AAA        131,842          135,074
      FNCI, Pool # 780962, 4.50%, 05/01/19...........................     Aaa/AAA        218,025          215,920
      FNCI, Pool # 695852, 5.00%, 05/01/18...........................     Aaa/AAA        271,540          273,844
      FNCI, Pool # 722798, 5.00%, 06/01/18...........................     Aaa/AAA        221,377          223,255
      FNCL, Pool # 481429, 6.00%, 01/01/29...........................     Aaa/AAA        386,653          398,281
      FNCL, Pool # 522898, 8.00%, 01/01/30...........................     Aaa/AAA         57,906           63,199
      FNCL, Pool # 526025, 8.00%, 01/01/30...........................     Aaa/AAA         38,021           41,512
      FNCL, Pool # 704096, 5.50%, 05/01/33...........................     Aaa/AAA        683,963          691,315
      FNCL, Pool # 743430, 5.50%, 10/01/33...........................     Aaa/AAA        348,079          351,820


                       See notes to financial statements.


1838 FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                    APRIL 30, 2005
-----------------------------------------------------------------------------------------------------------------

                                                                        MOODY'S/S&P     PRINCIPAL        VALUE
                                                                          RATING         AMOUNT        (NOTE 2)
                                                                       ------------     --------      -----------
MORTGAGE BACKED SECURITIES -- (CONTINUED)
      FNCL, Pool # 809275, 5.00%, 02/01/35...........................     Aaa/AAA     $  338,509   $      335,445
      GNSF, Pool # 6937, 8.50%, 12/15/05.............................     Aaa/AAA            218              220
      GNSF, Pool # 780374, 7.50%, 12/15/23 ..........................     Aaa/AAA        146,665          158,522
      GNSF, Pool # 417239, 7.00%, 02/15/26...........................     Aaa/AAA        209,741          222,906
      GNSF, Pool # 569684, 6.00%, 02/15/32...........................     Aaa/AAA         97,484          100,659
      GNSF, Pool # 588967, 6.00%, 11/15/32...........................     Aaa/AAA          2,510            2,591
                                                                                                   --------------
        TOTAL MORTGAGE BACKED SECURITIES (COST $5,507,366).......................................       5,597,307
                                                                                                   --------------
U.S. AGENCY OBLIGATIONS-- 8.07%
      Freddie Mac MTN., 5%, 07/15/14.................................     Aaa/AAA        210,000          217,019
      FHLMC, 5.125%, 11/07/13........................................     Aaa/AAA        250,000          250,801
      FHLMC, Sub. Notes, 6.25%, 03/05/12.............................     Aa2/AA-        335,000          347,072
      FNMA, 6.00%, 05/15/08..........................................     Aaa/AAA        170,000          179,451
      FNMA, 3.125%, 03/16/09.........................................     Aaa/AAA        145,000          139,600
      Freddie Mac MTN., 3.60%, 05/07/08..............................     Aaa/AAA        165,000          162,860
                                                                                                   --------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,300,998)...............................       1,296,803
                                                                                                   --------------
U.S. TREASURY OBLIGATIONS**-- 8.29%
      U.S. Treasury Notes, 1.50%, 03/31/06......................................          35,000           34,415
      U.S. Treasury Notes, 2.75%, 06/30/06......................................         225,000          223,198
      U.S. Treasury Notes, 4.00%, 02/15/15......................................         255,000          250,866
      U.S.Treasury Bonds, 5.375%, 02/15/31......................................         730,000          824,502
                                                                                                   --------------
        TOTAL U.S. TREASURY OBLIGATIONS (COST $1,302,416)........................................       1,332,981
                                                                                                   --------------

SHORT-TERM INVESTMENTS-- 0.45%                                                            SHARES
                                                                                          ------
     Evergreen Institutional Money Market Fund - I Shares (Cost $71,883)........          71,883           71,883
                                                                                                   --------------
TOTAL INVESTMENTS (Cost $15,805,401)-- 99.19%...................................                   $   15,933,059
OTHER ASSETS AND LIABILITIES, NET-- 0.81%.......................................                          129,177
                                                                                                   --------------
NET ASSETS-- 100.00%............................................................                   $   16,062,236
                                                                                                   ==============


144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of April 30, 2005, these securities amounted to 6.28% of net assets. These securities have been determined to be liquid under the guidelines approved by the Board of Trustees.

* The bond's principal and interest payments are insured by MBIA, Inc., the parent company of the Fund's sub advisor, MBIA Capital Management Corp.

** While no ratings are shown for U.S. Treasury Obligations, they are considered to be of the highest quality, comparable to Moody's Aaa rating and S&P's AAA rating.

                       See notes to financial statements.


1838 INVESTMENT ADVISORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                                   APRIL 30, 2005
------------------------------------------------------------------------------------------------------------------

                                                                              INTERNATIONAL         FIXED INCOME
                                                                               EQUITY FUND              FUND
                                                                              -------------         ------------
ASSETS:
Investments, at value (identified cost $17,164,172 and $15,805,401,
   respectively) (Note 2) ........................................             $22,729,767          $15,933,059
Receivables:
   Dividends, interest and foreign tax reclaims...................                 136,011              141,352
   Reimbursement due from advisor.................................                   1,759               10,886
                                                                               -----------          -----------
     Total assets.................................................              22,867,537           16,085,297
                                                                               -----------          -----------


LIABILITIES:
Accrued expenses..................................................                  26,700               23,061
                                                                               -----------          -----------
      Total liabilities...........................................                  26,700               23,061
                                                                               -----------          -----------
NET ASSETS........................................................             $22,840,837          $16,062,236
                                                                               ===========          ===========

NET ASSETS CONSIST OF:
Shares of beneficial interest.....................................             $     1,660          $     1,807
Additional capital paid-in........................................              23,652,989           15,890,729
Undistributed net investment income ..............................                  73,382                1,783
Accumulated net realized gain (loss) on investments...............              (6,482,937)              40,259
Net unrealized appreciation (depreciation) on:
   Investments....................................................               5,565,595              127,658
   Translation of assets and liabilities in foreign currencies....                  30,148                  --
                                                                               -----------          -----------

NET ASSETS........................................................             $22,840,837          $16,062,236
                                                                               ===========          ===========


Shares of beneficial interest outstanding.........................               1,659,570            1,807,337
                                                                               -----------          -----------

NET ASSET VALUE, offering and redemption price per share
   (Net assets/Outstanding shares of beneficial interest).........             $     13.76          $      8.89
                                                                               ===========          ===========


                       See notes to financial statements.


1838 INVESTMENT ADVISORS FUNDS
STATEMENTS OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005(UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                               INTERNATIONAL        FIXED INCOME
                                                                                EQUITY FUND             FUND
                                                                                ----------          ----------
INVESTMENT INCOME:
   Dividends......................................................             $   282,838          $        --
   Interest.......................................................                   3,661              395,119
   Foreign taxes withheld ........................................                 (28,799)                  --
                                                                               -----------          -----------
             Total investment income..............................                 257,700              395,119
                                                                               -----------          -----------
EXPENSES:
   Investment advisory fees (Note 4)..............................                 110,659               42,214
   Administration fees (Note 4)...................................                   8,742                7,438
   Accounting fees (Note 4).......................................                  29,587               19,725
   Custodian fees ................................................                  11,546                  963
   Transfer agency fees (Note 4)..................................                   9,862                9,862
   Trustees' fees (Note 4)........................................                  15,302                9,800
   Audit fees.....................................................                   6,661                4,829
   Legal fees.....................................................                  15,806               12,961
   Registration fees..............................................                  11,526                8,558
   Reports to shareholders........................................                   5,662                1,885
   Other..........................................................                  42,753               34,721
                                                                               -----------          -----------
        Total expenses............................................                 268,106              152,956
        Advisory fees waived (Note 4).............................                 (83,788)             (42,214)
        Reimbursement from advisor (Note 4).......................                     --               (60,090
                                                                               -----------          -----------
        Total expenses, net.......................................                 184,318               50,652
                                                                               -----------          -----------
              Net investment income...............................                  73,382              344,467
                                                                               -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain from:
     Investment transactions......................................               4,747,843               54,159
        Foreign currency transactions.............................                 (50,673)                  --
                                                                               -----------          -----------
           Total net realized gain ...............................               4,697,170               54,159
                                                                               -----------          -----------
     Change in unrealized depreciation of:
        Investments...............................................              (1,309,774)            (300,123)
        Translation of assets and liabilities in foreign currencies                   (703)                  --
                                                                               -----------          -----------
           Total change in unrealized depreciation................              (1,310,477)            (300,123)
                                                                               -----------          -----------
                Net realized gain (loss) on investments and
                  foreign currency................................               3,386,693             (245,964)
                                                                               -----------          -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............             $ 3,460,075          $    98,503
                                                                               ===========          ===========


                       See notes to financial statements.


1838 INVESTMENT ADVISORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------

                                                                              INTERNATIONAL         FIXED INCOME
                                                                               EQUITY FUND              FUND
                                                                               ----------           ------------
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED)
DECREASE IN NET ASSETS:
Operations:
   Net investment income .........................................             $    73,382         $    344,467
   Net realized gain from investment and
     foreign currency transactions................................               4,697,170               54,159
   Change in unrealized depreciation of
     investments and foreign currency.............................              (1,310,477)            (300,123)
                                                                               -----------         ------------
        Net increase in net assets resulting from operations......               3,460,075               98,503
                                                                               -----------         ------------
Distributions to shareholders from:
   Net investment income..........................................                      --             (342,684)
   Short-term gains...............................................                      --             (129,647)
   Long-term gains................................................                      --             (459,657)
                                                                               -----------         ------------
        Total distributions.......................................                      --             (931,988)
                                                                               -----------         ------------
Decrease in net assets from Fund share transactions (Note 5)......             (10,659,501)          (2,638,082)
                                                                               -----------         ------------
Decrease in net assets............................................              (7,199,426)          (3,471,567)
NET ASSETS:
Beginning of period...............................................              30,040,263           19,533,803
                                                                               -----------         ------------
End of period (including undistributed net investment income of
     $73,382 and $1,783, respectively)............................             $22,840,837         $1 6,062,236
                                                                               ===========         ============

FOR THE YEAR ENDED OCTOBER 31, 2004
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .........................................             $   247,748         $  1,009,681
   Net realized gain from investment and
     foreign currency transactions................................               5,679,915              651,975
   Change in unrealized appreciation (depreciation) of
     investments and foreign currency.............................               1,883,650             (414,628)
                                                                               -----------         ------------
Net increase in net assets resulting from operations..............               7,811,313            1,247,028
                                                                               -----------         ------------
Distributions to shareholders from:
   Net investment income..........................................                      --           (1,109,577)
   Short-term gains...............................................                      --           (1,390,264)
   Long-term gains................................................                      --           (1,316,635)
                                                                               -----------         ------------
        Total distributions.......................................                      --           (3,816,476)
                                                                               -----------         ------------
Decrease in net assets from Fund share transactions (Note 5)......             (27,861,758)         (18,105,906)
                                                                               -----------         ------------
Decrease in net assets............................................             (20,050,445)         (20,675,354)
NET ASSETS:
Beginning of period...............................................              50,090,708           40,209,157
                                                                               -----------         ------------
End of period (including undistributed net investment income of
     $0 and $0, respectively).....................................             $30,040,263         $ 19,533,803
                                                                               ===========         ============


                       See notes to financial statements.

1838 INVESTMENT ADVISORS FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements. It should be read in conjuction with the financial statements and notes thereto.


INTERNATIONAL EQUITY FUND
                                                      FOR THE
                                                    SIX-MONTH
                                                   PERIOD ENDED         FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                  APRIL 30, 2005  --------------------------------------------------
                                                   (UNAUDITED)     2004       2003       2002      2001       2000
                                                   -----------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD........         $12.57      $10.50      $8.50      $9.89     $14.59    $14.57
                                                   -----------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income  ...................           0.04        0.10       0.05       0.01       0.03      0.01
   Net realized and unrealized gain (loss) on
     investments and foreign currency
     transactions............................           1.15        1.97       1.95      (1.40)     (3.19)     0.78
                                                   -----------------------------------------------------------------
     Total from investment operations........           1.19        2.07       2.00      (1.39)     (3.16)     0.79
                                                   -----------------------------------------------------------------

DISTRIBUTIONS:
   From net investment income................             --          --         --         --         --        --
   From net short-term realized gain
     on investments..........................             --          --         --         --      (0.22)    (0.45)
   From net long-term realized gain
     on investments..........................             --          --         --         --      (1.32)    (0.32)
                                                   -----------------------------------------------------------------
     Total distributions.....................             --          --         --         --      (1.54)    (0.77)
                                                   -----------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD..............         $13.76      $12.57     $10.50      $8.50      $9.89    $14.59
                                                   =================================================================
TOTAL RETURN.................................          9.47%*     19.71%     23.53%   (14.05)%   (23.94)%     5.06%

RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses (net of fee waivers)(1)..........          1.24%**     1.25%      1.23%      1.10%      1.04%     1.10%
   Expenses (excluding fee waivers)..........          1.81%**     1.48%        N/A        N/A        N/A       N/A
   Net investment income.....................          0.49%       0.63%      0.55%      0.08%      0.26%     0.04%
Portfolio turnover rate......................          9.39%      36.70%     45.93%     31.51%     41.58%    51.99%
Net assets, end of period (in 000's).........        $22,841     $30,040    $50,091    $56,507    $72,007  $101,686


*    Total return not annualized.
**   Annualized
1 1838 Investment Advisors, LP has voluntarily agreed to waive its fees and/or reimbuse the Fund so the total operating expenses do not exceed 1.25% of average daily net assets.


                       See notes to financial statements.

1838 INVESTMENT ADVISORS FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements. It should be read in conjuction with the financial statements and notes thereto.

FIXED INCOME FUND

                                                      FOR THE
                                                    SIX-MONTH
                                                   PERIOD ENDED         FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                  APRIL 30, 2005  --------------------------------------------------
                                                   (UNAUDITED)     2004       2003       2002      2001       2000
                                                   -----------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD.......           $9.33      $10.16     $10.11     $10.49      $9.75     $9.81
                                                   -----------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income(1).................            0.18        0.39       0.48       0.56       0.61      0.63
   Net realized and unrealized gain (loss)
       on investments .....................            (0.12)       0.04       0.08      (0.19)      0.75     (0.04)
                                                   -----------------------------------------------------------------
      Total from investment operations(1)...            0.06        0.43       0.56       0.37       1.36      0.59
                                                   -----------------------------------------------------------------
DISTRIBUTIONS:
   From net investment income...............           (0.18)      (0.42)     (0.45)     (0.56)     (0.62)    (0.65)
   From net short-term realized gain on
        investments.........................           (0.07)      (0.43)        --      (0.16)        --        --
   From net long-term realized gain on
     investments...........................            (0.25)      (0.41)     (0.06)     (0.03)        --        --
                                                   -----------------------------------------------------------------
      Total distributions...................           (0.50)      (1.26)     (0.51)     (0.75)     (0.62)    (0.65)
                                                   -----------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD.............           $8.89       $9.33     $10.16     $10.11     $10.49     $9.75
                                                   =================================================================
TOTAL RETURN................................           0.62%*      4.63%      5.67%      3.86%     14.36%     6.33%
RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses (net of fee waivers)(2).........           0.60%**     0.60%      0.60%      0.60%      0.60%     0.60%
   Expenses (excluding fee waivers).........           1.80%**     1.25%      0.84%      0.74%      0.70%     0.75%
   Net investment income1 ..................           4.06%**     4.11%      4.59%      5.58%      6.09%     6.57%
Portfolio turnover rate.....................          13.85%      82.95%    234.92%    205.61%    199.43%   361.63%
Net assets, end of period (in 000's)........         $16,062     $19,534    $40,209    $89,734   $128,671  $152,319


 * Total return not annualized.
** Annualized
1 Effective November 1, 2001, the Fixed Income Fund adopted the required provisions of the AICPA Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets by 0.09%. Per share ratios and supplemental data prior to November 1, 2001 have not been restated to reflect this change in accounting principle.
2 1838 Investment Advisors, LP has voluntarily agreed to waive its fees and/or reimburse the Fund so the total operating expenses do not exceed 0.60% of average daily net assets.

                       See notes to financial statements.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)                     APRIL 30, 2005
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF THE FUNDS

The 1838 Investment Advisors Funds (the "Trust") was organized as a Delaware series business trust on December 9, 1994, and is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently consists of two Funds: the 1838 International Equity Fund and the 1838 Fixed Income Fund (each a "Fund" and collectively, the "Funds"). The investment objectives of each Fund are set forth below.

The 1838 International Equity Fund (the "International Fund") commenced operations on August 3, 1995. The Fund's investment objective is capital appreciation, with a secondary objective of income. The Fund seeks to achieve its objective by investing at least 80% of its total assets in a diversified portfolio of equity securities of issuers located in countries other than the United States.

The 1838 Fixed Income Fund (the "Fixed Income Fund") commenced operations on September 2, 1997. The Fund's investment objective is maximum current income, with a secondary objective of growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed income securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION. Each Fund's securities, except investments with remaining maturities of 60 days or less, for which representative market quotations are available will be valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the security's principal market or exchange on which it trades. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but prior to the NAV calculation, then that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service. As of April 30, 2005, there were no securities valued by, or under procedures established by, the Board of Trustees.

FEDERAL INCOME TAXES. Each Fund is treated as a separate entity and intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and

     (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books, and the U.S.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2005
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts ("FFCEC"). Additionally, the International Fund may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at fair value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. There were no FFCEC to hedge foreign currency assets outstanding at April 30, 2005.

TRANSFERS IN-KIND. Shareholders may periodically contribute marketable securities to a respective Fund, upon approval of the Fund's management, in exchange for capital shares of the respective Fund. The exchange is conducted on a taxable basis, whereby any unrealized appreciation or depreciation on the marketable securities on the date of transfer is recognized by the shareholder and the Fund's basis in the securities is the market value as of the date of transfer. The number of shares issued to the shareholder is calculated by dividing the market value of the marketable securities, determined using the last quoted sales price on the security's principal exchange on that day, by the current net asset value per share of the respective Fund on the date of transfer.

DISTRIBUTIONS TO SHAREHOLDERS AND BOOK/TAX DIFFERENCES. The Fixed Income Fund distributes net investment income monthly. All other distributions by the Funds will be made annually in December. Additional distributions may be made by each Fund to the extent necessary. Distributions of net investment income and net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America ("GAAP"). These differences are primarily due to differing treatments of gains or losses on foreign currency transactions and losses deferred due to wash sales. Net investment income, short-term gains and foreign currency gains are taxed as ordinary income and long-term gains are taxed as capital gains.

Distributions during the fiscal year ended October 31, 2004 were characterized as follows for tax purposes:


                                         ORDINARY       CAPITAL        TOTAL
           FUND                           INCOME         GAIN      DISTRIBUTION
           ----                         -----------   -----------   -----------
          International Fund.........          --             --            --
          Fixed Income Fund..........  $2,499,841     $1,316,635    $3,816,476

Distributions during the fiscal year ended October 31, 2003 were characterized as follows for tax purposes:


                                         ORDINARY       CAPITAL        TOTAL
           FUND                           INCOME         GAIN      DISTRIBUTION
           -----                        -----------   -----------   -----------
          International Fund.........          --             --            --
          Fixed Income Fund..........  $2,846,887       $499,526    $3,346,413

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                              UNDISTRIBUTED
                                             UNDISTRIBUTED      LONG TERM       CAPITAL LOSS     UNREALIZED
   FUND                                     ORDINARY INCOME    CAPITAL GAIN     CARRYFORWARD    APPRECIATION
   ----                                     ---------------    ------------     ------------    ------------
   International Fund.......................    $     --         $     --      $(11,090,458)     $6,816,571
   Fixed Income Fund........................     128,629          460,538                --         414,018


1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2005
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

As of October 31, 2004, the following table shows the capital loss carryovers available to offset possible future capital gains for the following Funds:

          FUND                                     AMOUNT            EXPIRATION DATE
          ----                                   -----------         ---------------
          International Fund..............        $6,950,076            10/31/2010
                                                   4,140,382            10/31/2011

At October 31, 2004, the following table shows for federal tax purposes the aggregate cost of investments, the net unrealized appreciation/(depreciation) of those investments, the aggregate gross unrealized appreciation of all securities with an excess of market value over tax cost and the aggregate gross unrealized depreciation of all securities with an excess of tax cost over market value.


                                                                  NET UNREALIZED      GROSS           GROSS
                                                    AGGREGATE      APPRECIATION/   UNREALIZED      UNREALIZED
          FUND                                       TAX COST     (DEPRECIATION)  APPRECIATION    DEPRECIATION
          -----------                              -----------     ------------   ------------    ------------
          International Fund..................     $23,220,543      $6,785,720     $7,342,257       $556,537
          Fixed Income Fund...................      19,176,955         414,018        447,861         33,843


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER. Investment security transactions are accounted for on a trade date basis. The specific identification method is utilized for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

During the period ended April 30, 2005, purchases and sales of investment securities, other than short-term investments, were as follows:

                                               INTERNATIONAL     FIXED INCOME
                                                    FUND              FUND
                                                ------------     -------------
          Purchases.........................     $2,750,926        $2,279,306
          Sales.............................      9,437,865         4,949,634

Purchases, sales and maturities of U.S. Government securities, during the period ended April 30, 2005, were as follows:


                                               INTERNATIONAL      FIXED INCOME
                                                    FUND              FUND
                                                ------------     -------------
          Purchases.........................       $ --            $1,378,431
          Sales.............................         --             1,500,500

1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2005
--------------------------------------------------------------------------------

NOTE 4 -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of each Fund, employs 1838 Investment Advisors, LP (the "Investment Advisor"), a registered investment adviser under the 1940 Act, to furnish investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust. The Investment Advisor supervises the investment of the assets of the Funds in accordance with each Fund's investment objective, policies and restrictions.

The Trust pays the Investment Advisor a monthly fee at the following annual rates of each Fund's average daily net assets: 0.75% for the International Fund and 0.50% for the Fixed Income Fund. The Investment Advisor has voluntarily agreed to waive its advisory fee and/or reimburse each Fund monthly to the extent that the total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) will exceed the following annual rates of each Fund's average daily net assets: 1.25% for the International Fund and 0.60% for the Fixed Income Fund. This undertaking may be rescinded at any time in the future.

MBIA CMC acts as sub-adviser to the 1838 Fixed Income Fund. Pursuant to a sub-advisory agreement with the Investment Adviser, MBIA CMC receives a monthly fee at an annual rate of 0.05% of the Fixed Income Fund's net asset value at the end of each month.

The following table summarizes the advisory fees incurred by the Funds for the period ended April 30, 2005:

                                                         GROSS      ADVISORY FEE       NET         ADVISOR
                                                      ADVISORY FEE     WAIVER     ADVISORY FEE  REIMBURSEMENT
                                                      ------------  ------------  ------------  -------------
                    International Fund..............    $110,659      $83,788        $26,871       $     0
                    Fixed Income Fund...............      42,214       42,214             --        60,090


MBIA Municipal Investors Services Corporation ("MBIA MISC"), a direct, wholly-owned subsidiary of MBIA, Inc., serves as Administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of each Fund. As Administrator, MBIA MISC is responsible for services such as financial reporting, compliance monitoring and corporate management. The Trust MBIA MISC pays a monthly asset-based fee at the annual rate of 0.06% of each Fund's average daily net assets, with a minimum annual fee per Fund of $15,000. For the period ended April 30, 2005, administration fees amounted to $8,742 and $7,438, for the International Fund and the Fixed Income Fund, respectively.

MBIA Municipal Investors Services Corporation ("MBIA MISC"), a direct, wholly-owned subsidiary of MBIA, Inc., serves as Accounting Agent to the Trust. As Accounting Agent, MBIA MISC determines each Fund's net asset value per share and provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. The Trust pays MBIA MISC a monthly asset-based fee at the annual rate of $40,000, plus 0.03% of the Fund's average daily net assets in excess of $50 million for the Fixed Income Fund. For the International Fund the Trust pays at the annual rate of $60,000, plus 0.03% of average daily net assets in excess of $50 million. For the period ended April 30, 2005, MBIA MISC's accounting fees amounted to $60,059 and $40,009 for the International Fund and the Fixed Income Fund, respectively.

MBIA MISC also serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Trust. For these services, MBIA MISC receives an annual fee per Fund of $20,000, and is reimbursed for out-of-pocket expenses. For the period ended April 30, 2005, MBIA MISC's transfer agent fees amounted to $9,862 for each Fund.

MBIA Capital Management Corporation (the "distributor"), a direct, wholly-owned subsidiary of MBIA, Inc., entered into a Distribution Agreement with the Trust to assist in securing purchasers for shares of each Fund. The distributor also directly or through its affiliates, provides investor support services. The distributor receives no compensation for distributing the Funds' shares, except for reimbursement of its out-of-pocket expenses.

The Trustees of the Trust who are "interested persons" of the Trust, the Investment Advisor or its affiliates and all personnel of the Trust or the Investment Advisor performing services related to research, statistical and investment activities are paid by the Investment Advisor or its affiliates.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2005
--------------------------------------------------------------------------------

NOTE 5 -- FUND SHARE TRANSACTIONS

At April 30, 2005, there were an unlimited number of shares of beneficial interest with a $0.001 par value, authorized. The following table summarizes the activity in shares of each Fund:

INTERNATIONAL FUND

                                                            FOR THE SIX-MONTH PERIOD          FOR THE FISCAL YEAR
                                                              ENDED APRIL 30, 2005          ENDED OCTOBER 31, 2004
                                                            -------------------------    ---------------------------
                                                              SHARES        AMOUNT          SHARES         AMOUNT
                                                            -----------  -----------     -----------    ------------
      Shares sold.....................................       275,916      $3,875,060        250,288      $2,908,449
      Shares redeemed.................................    (1,006,782)    (14,534,561)    (2,628,487)    (30,770,207)
                                                          ----------    ------------     ----------    ------------
      Net  increase...................................      (730,866)   $(10,659,501)    (2,378,199)   $(27,861,758)
                                                                        ============                   ============
      Shares outstanding:
              Beginning of year.......................     2,390,436                      4,768,635
                                                          ----------                     ----------
              End of period..........................      1,659,570                      2,390,436
                                                          ==========                     ==========

FIXED INCOME FUND

                                                            FOR THE SIX-MONTH PERIOD         FOR THE FISCAL YEAR
                                                              ENDED APRIL 30, 2005         ENDED OCTOBER 31, 2004
                                                            -------------------------     -------------------------
                                                              SHARES        AMOUNT         SHARES          AMOUNT
                                                            -----------  -----------     -----------    ------------
      Shares sold.....................................        12,152        $108,496        254,198      $2,422,201
      Shares issued to shareholders in reinvestment
         of distributions.............................        86,869         782,304        360,135       3,379,515
      Shares redeemed.................................      (384,924)     (3,528,882)    (2,476,839)    (23,907,622)
                                                          ----------    ------------     ----------    ------------
      Net  decrease...................................      (285,903)    ($2,638,082)    (1,862,506)   $(18,105,906)
                                                                        ============                   ============
      Shares outstanding:
              Beginning of year.......................     2,093,240                      3,955,746
                                                          ----------                     ----------
              End of period..........................      1,807,337                      2,093,240
                                                          ==========                     ==========


NOTE 6 -- CONCENTRATION OF RISKS

The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economical developments and the level of government supervision and regulation of securities markets in the various countries.

NOTE 7 - POSSIBLE LIQUIDATION OF THE 1838 FIXED INCOME FUND

At a meeting held on June 13, 2005, the Board of Trustees of the Trust unanimously determined that the 1838 Fixed Income Fund was not economically viable and directed the orderly liquidation of its investments in order to meet redemption requests. The Board also requested the Fund's officers to develop a plan of liquidation.

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

                       [This Page Intentional Left Blank]

                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                                   ----------
                          1838 INVESTMENT ADVISORS, LLC
                           2701 RENAISSANCE BOULEVARD
                                  FOURTH FLOOR
                            KING OF PRUSSIA, PA 19406



                                   SUB-ADVISER
                                       AND
                                   DISTRIBUTOR
                                   ----------
                       MBIA CAPITAL MANAGEMENT CORPORATION
                                 113 KING STREET
                                ARMONK, NY 10504



                                 ACCOUNTING AND
                                 TRANSFER AGENT
                                   ----------
                  MBIA MUNICIPAL INVESTORS SERVICE CORPORATION
                                 113 KING STREET
                                ARMONK, NY 10504



                                    CUSTODIAN
                                   ----------
                             WACHOVIA NATIONAL BANK
                               123 S. BROAD STREET
                             PHILADELPHIA, PA 19109



                                  LEGAL COUNSEL
                                   ----------
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                            EIGHTEENTH & ARCH STREETS
                             PHILADELPHIA, PA 19103



                                    AUDITORS
                                   ----------
                              TAIT, WELLER & BAKER
                               1818 MARKET STREET
                                   SUITE 2400
                             PHILADELPHIA, PA 19103



SAR 4/05

ITEM 2. CODE OF ETHICS.

Applicable only to an annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only to an annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Applicable only to an annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable only to Closed-End Management Investment Companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Applicable only to Closed-End Management Investment Companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Not applicable.

(b) Certifications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Investment Advisors Funds

BY: /s/ Hans van den Berg
    ----------------------
    Hans van den Berg
    President

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


BY: /s/  Hans van den Berg
    ------------------------------
    Hans van den Berg
    President
    (Principal Executive Officer)

Date: July 8, 2005

BY: /s/ Daniel N. Mullen
    -----------------------------
    Daniel N. Mullen
    Secretary and Treasurer
    (Principal Financial Officer)

Date: July 8, 2005